Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HEARTLAND VALUE PLUS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Value Plus Fund seeks long-term capital appreciation and modest current income.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE VALUE PLUS FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor or Institutional Class Shares of the Value Plus Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Value Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
		Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE PLUS FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Value Plus Fund invests primarily in a concentrated number (generally 40 to
70) of small-capitalization equity securities selected on a value basis. A majority of its assets are generally invested in dividend-paying common stocks.
The Fund primarily invests in companies with market capitalizations between
$250 million and $4 billion at the time of purchase.

The Fund utilizes Heartland Advisors' disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Value Plus Fund is designed for investors who seek capital appreciation from small company stocks that may produce modest dividend income. It is designed for long-term investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic
		value.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE VALUE PLUS FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline.

The Fund invests in a limited number of stocks (generally 40 to 70). Therefore, a change in the value of any single holding may have a more pronounced effect on the Fund's net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund's share price and investment return.

Investing in the equity securities of smaller companies generally involves a higher degree of risk than investing in the securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, and these securities generally will have less market liquidity and may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decreases. There is no assurance that the income producing features of the securities in which the Fund invests will reduce the risks associated with
		investing in small companies or the Fund's volatility.
Risk, Lose Money	rr_RiskLoseMoney	The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund's Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund's average annual total returns compare to those of two different securities market indices. Performance information for the Institutional Class Shares prior to May
1, 2008 is based on the performance of the Investor Class. Past performance
(before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund's website at
		www.heartlandfunds.com or by calling 1-800-432-7856.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-432-7856
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.heartlandfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	TABLE I VALUE PLUS FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: 2nd Quarter of 2003.... 23.86% 3rd Quarter of 2011.... -22.84%
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the
		Institutional Class Shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	TABLE II VALUE PLUS FUND - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED 12/31/11)
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $22.00, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,408
Annual Return 2002	rr_AnnualReturn2002	(3.79%)
Annual Return 2003	rr_AnnualReturn2003	53.56%
Annual Return 2004	rr_AnnualReturn2004	16.98%
Annual Return 2005	rr_AnnualReturn2005	1.34%
Annual Return 2006	rr_AnnualReturn2006	13.63%
Annual Return 2007	rr_AnnualReturn2007	4.73%
Annual Return 2008	rr_AnnualReturn2008	(17.88%)
Annual Return 2009	rr_AnnualReturn2009	26.37%
Annual Return 2010	rr_AnnualReturn2010	28.50%
Annual Return 2011	rr_AnnualReturn2011	(5.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.84%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993
HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $22.00, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,072
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993